Exhibit 1

CD 2016-CD2 Mortgage Trust

Commercial Mortgage Pass-Through Certificates, Series 2016-CD2

Report To:

Deutsche Mortgage & Asset Receiving Corporation

German American Capital Corporation

Deutsche Bank Securities Inc.

Citigroup Global Markets Realty Corp.

Citigroup Global Markets Inc.

J.P. Morgan Securities LLC

Wells Fargo Securities, LLC

9 November 2016

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Deutsche Mortgage & Asset Receiving Corporation

German American Capital Corporation

Deutsche Bank Securities Inc.

60 Wall Street, 10th Floor

New York, New York 10005

Citigroup Global Markets Realty Corp.

Citigroup Global Markets Inc.

390 Greenwich Street

New York, New York 10013

J.P. Morgan Securities LLC 383 Madison Avenue New York, New York 10179 Wells Fargo Securities, LLC 375 Park Avenue, 2nd Floor New York, New York 10152

Re: CD 2016-CD2 Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2016-CD2 (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Deutsche Mortgage & Asset Receiving Corporation (the “Depositor”) in evaluating the accuracy of certain information with respect to the Mortgage Loans (as defined in Attachment A) that will secure the Certificates. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Mortgage Loan Sellers (as defined in Attachment A), on behalf of the Depositor, provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Electronic copies of the loan files for the Mortgage Loans which contain various source documents (the “Source Documents”) relating to the Mortgage Loans and the mortgaged properties that secure the Mortgage Loans,
c.	Certain calculation methodologies (the “Multiple Property Loan Calculation Methodologies”), which are described on Exhibit 1 to Attachment A, for those Mortgage Loans (the “Multiple Property Loans”) that are secured by multiple mortgaged properties (the “Underlying Properties”) relating to the allocation of certain Multiple Property Loan characteristics to the respective Underlying Properties,
d.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to compare to information contained in the Source Documents,
e.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to recalculate using information on the Data Files,
f.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform no procedures,
g.	A draft of the preliminary prospectus for the CD 2016-CD2 Mortgage Trust securitization transaction (the “Draft Preliminary Prospectus”) and
h.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Multiple Property Loan Calculation Methodologies, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Prospectus and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Multiple Property Loan Calculation Methodologies, Provided Characteristics, Draft Preliminary Prospectus or any other information provided to us by the Mortgage Loan Sellers, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Mortgage Loan Sellers, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originators of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

9 November 2016

Attachment A Page 1 of 10

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Certificates will represent the ownership interests in CD 2016-CD2 Mortgage Trust (the “Issuing Entity”) that will be established by the Depositor and
b.	The assets of the Issuing Entity will primarily consist of a pool of 31 fixed rate commercial mortgage loans (the “Mortgage Loans”) secured by first liens on 38 commercial properties.

Procedures performed and our associated findings

1.	German American Capital Corporation (“GACC”) and Citigroup Global Markets Realty Corp. (“Citigroup,” together with GACC, the “Mortgage Loan Sellers”), respectively, on behalf of the Depositor, provided us with:
a.	An electronic data file (each, a “Mortgage Loan Seller Data File”) that the respective Mortgage Loan Seller, on behalf of the Depositor, indicated contains information on the mortgage loans as of the related due date of each mortgage loan in December 2016 (the “Cut-off Date”) and
b.	Record layout and decode information related to the information on each respective Mortgage Loan Seller Data File.

2.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to combine the information on each respective Mortgage Loan Seller Data File. The resulting data file, as so combined, is hereinafter referred to as the “Combined Data File.” The Mortgage Loan Sellers, on behalf of the Depositor, indicated that the mortgage loans on the Combined Data File are the Mortgage Loans.

3.	For each Mortgage Loan on the Combined Data File, we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Combined Data File, to the corresponding information in the Source Document(s) indicated on Exhibit 2 to Attachment A that were provided by the respective Mortgage Loan Seller, on behalf of the Depositor, subject only to the instructions, assumptions, methodologies and exceptions stated in the notes to Exhibit 2 to Attachment A and the next paragraph of this Item 3.

The Source Document(s) that we were instructed by the Mortgage Loan Sellers, on behalf of the Depositor, to use for each Compared Characteristic are indicated on Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to note agreement if the value on the Combined Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

Attachment A Page 2 of 10

4.	As instructed by the Mortgage Loan Sellers, on behalf of the Depositor, we adjusted the information on the Combined Data File to correct all the differences we noted in performing the procedures described in Item 3. above and provided a list of such differences to the Mortgage Loan Sellers. The Combined Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

5.	Subsequent to the performance of the procedures described in Items 1. through 4. above, GACC, on behalf of the Depositor, provided us with an electronic data file (the “Final Data File,” which together with the Mortgage Loan Seller Data Files comprise the Data Files) that GACC, on behalf of the Depositor, indicated contains information relating to the Mortgage Loans as of the Cut-off Date.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

6.	Using the “First Payment Date” of each Mortgage Loan, as shown on the Final Data File, we recalculated the “Seasoning as of the Cut-off Date (Months)” of each Mortgage Loan as of the Cut_off Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the “Sponsor” of each Mortgage Loan, as shown on the Final Data File, we identified those Mortgage Loans that had at least one common “Sponsor” (the “Related Borrowers”). We compared the Related Borrower information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	First Payment Date and
b.	Maturity or ARD Date

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the “Original Term to Maturity or ARD” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the:
a.	First Payment Date, as shown on the Final Data File, and
b.	First payment date that a payment of principal and interest is due, as shown in the applicable Source Document,

of each Mortgage Loan (except for the Interest Only Loans (as defined in Note 14 of Exhibit 2 to Attachment A), which are described in the succeeding paragraph of this Item 9.), we recalculated the “Original Interest Only Period (Months)” of each Mortgage Loan (except for the Interest Only Loans). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 10

9. (continued)

For the Interest Only Loans, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the “Original Term to Maturity or ARD” for the “Original Interest Only Period (Months)” characteristic.

10.	Using the:
a.	Original Balance ($),
b.	Interest Rate and
c.	Monthly Debt Service ($)

of each Mortgage Loan (except for the Interest Only Loans, which are described in the succeeding paragraph of this Item 10.), all as shown on the Final Data File, and assuming each Mortgage Loan (except for the Interest Only Loans) has a fixed level monthly payment, we recalculated the “Original Amortization Term” of each Mortgage Loan (except for the Interest Only Loans). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Interest Only Loans, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “0” for the “Original Amortization Term” characteristic.

11.	Using the:
a.	Seasoning as of the Cut-off Date (Months),
b.	Original Term to Maturity or ARD,
c.	Original Interest Only Period (Months) and
d.	Original Amortization Term

of each Mortgage Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Remaining Term to Maturity or ARD,
ii.	Remaining Interest Only Period and
iii.	Remaining Amortization Term (except for the Interest Only Loans)

of each Mortgage Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Interest Only Loans, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “0” for the “Remaining Amortization Term” characteristic.

Attachment A Page 4 of 10

12.	Using the:
a.	Original Balance ($),
b.	Interest Accrual Basis,
c.	Seasoning as of the Cut-off Date (Months),
d.	Original Interest Only Period (Months),
e.	First Payment Date,
f.	Maturity or ARD Date,
g.	Interest Rate and
h.	Monthly Debt Service ($)

of each Mortgage Loan, all as shown on the Final Data File, and the Multiple Property Loan Calculation Methodologies for the Underlying Properties associated with each Multiple Property Loan, we recalculated the principal balance of each Mortgage Loan and Underlying Property as of the Cut-off Date (the “Cut-off Date Balance ($)”) and as of the “Maturity or ARD Date” of the Mortgage Loan (the “Maturity or ARD Balance ($)”), assuming all scheduled payments of principal and/or interest on the Mortgage Loans are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences of $1 or less.

13.	For each Pari Passu Mortgage Loan (as defined in Note 13 of Exhibit 2 to Attachment A) (except for the Mortgage Loan identified on the Final Data File as “FedEx Ground Portfolio” (the “FedEx Ground Portfolio Mortgage Loan”), the Mortgage Loan identified on the Final Data File as “229 West 43rd Street Retail Condo” (the “229 West 43rd Street Retail Condo Mortgage Loan”), 10 Hudson Yards Mortgage Loan, Hilton Hawaiian Village Waikiki Beach Resort Mortgage Loan and 667 Madison Avenue Mortgage Loan (all as defined in Note 13 of Exhibit 2 to Attachment A) (collectively, the “Pari Passu Loans with Additional Debt”), which are described in the succeeding paragraphs of this Item 13.), the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use information in the applicable Data Sources (as defined in Note 13 of Exhibit 2 to Attachment A) to recalculate the aggregate principal balance of the related Companion Loan(s) (as defined in Note 13 of Exhibit 2 to Attachment A) as of the Cut-off Date (the “Pari Passu Companion Loan Cut-off Date Balance”). For each Pari Passu Mortgage Loan (except for the Pari Passu Loans with Additional Debt), we compared the “Pari Passu Companion Loan Cut-off Date Balance” to the corresponding “Existing Additional Debt Amount” information on the Final Data File and found such information to be in agreement.

For the FedEx Ground Portfolio Mortgage Loan, which has the “Existing Additional Debt (Yes/No)” characteristic as “Yes” on the Final Data File and the “Existing Additional Debt Description” characteristic as “85,000,000 Pari Passu Debt; 50,000,000 Mezzanine Debt” on the Final Data File, Citigroup, on behalf of the Depositor, instructed us to use:

a.	Information in the applicable Data Sources to recalculate the aggregate principal balance as of the Cut-off Date of the Companion Loans related to the FedEx Ground Portfolio Mortgage Loan (the “FedEx Ground Portfolio Companion Loan Cut-off Date Balance”) and
b.	Information in the applicable Secondary Financing Documents (as defined in Note 21 of Exhibit 2 to Attachment A) to recalculate the principal balance of the mezzanine debt related to the FedEx Ground Portfolio Mortgage Loan as of the Cut-off Date (the “FedEx Ground Portfolio Mezzanine Cut-off Date Balance”).

Attachment A Page 5 of 10

13. (continued)

For the FedEx Ground Portfolio Mortgage Loan, we compared the sum of the FedEx Ground Portfolio Companion Loan Cut-off Date Balance and FedEx Ground Portfolio Mezzanine Cut-off Date Balance to the corresponding “Existing Additional Debt Amount” information on the Final Data File and found such information to be in agreement.

For the 229 West 43rd Street Retail Condo Mortgage Loan, which has the “Existing Additional Debt (Yes/No)” characteristic as “Yes” on the Final Data File and the “Existing Additional Debt Description” characteristic as “205,000,000 Pari Passu Debt; 85,000,000 Mezzanine Debt” on the Final Data File, GACC, on behalf of the Depositor, instructed us to use:

a.	Information in the applicable Data Sources to recalculate the aggregate principal balance as of the Cut-off Date of the Companion Loans related to the 229 West 43rd Street Retail Condo Mortgage Loan (the “229 West 43rd Street Retail Condo Companion Loan Cut-off Date Balance”) and
b.	Information in the applicable Secondary Financing Documents to recalculate the aggregate principal balance of the mezzanine debt related to the 229 West 43rd Street Retail Condo Mortgage Loan as of the Cut-off Date (the “229 West 43rd Street Retail Condo Mezzanine Cut-off Date Balance”).

For the 229 West 43rd Street Retail Condo Mortgage Loan, we compared the sum of the 229 West 43rd Street Retail Condo Companion Loan Cut-off Date Balance and 229 West 43rd Street Retail Condo Mezzanine Cut-off Date Balance to the corresponding “Existing Additional Debt Amount” information on the Final Data File and found such information to be in agreement.

For the 10 Hudson Yards Mortgage Loan, which has the “Existing Additional Debt (Yes/No)” characteristic as “Yes” on the Final Data File and the “Existing Additional Debt Description” characteristic as “640,600,000 Pari Passu Debt; 191,900,000 Subordinate Secured Debt; 300,000,000 Mezzanine Debt” on the Final Data File, GACC, on behalf of the Depositor, instructed us to use:

a.	Information in the applicable Data Sources to recalculate the aggregate principal balance as of the Cut-off Date of the Companion Loans related to the 10 Hudson Yards Mortgage Loan (the “10 Hudson Yards Companion Loan Cut-off Date Balance”),
b.	Information in the applicable Data Sources to recalculate the aggregate principal balance of the 10 Hudson Yards Subordinate Secured Companion Loan (as defined in Note 13 of Exhibit 2 to Attachment A) as of the Cut-off Date (the “10 Hudson Yards Subordinate Secured Cut-off Date Balance”) and
c.	Information in the applicable Secondary Financing Documents to recalculate the principal balance of the mezzanine debt related to the 10 Hudson Yards Mortgage Loan as of the Cut-off Date (the “10 Hudson Yards Mezzanine Cut-off Date Balance”).

For the 10 Hudson Yards Mortgage Loan, we compared the sum of the 10 Hudson Yards Companion Loan Cut-off Date Balance, 10 Hudson Yards Subordinate Secured Cut-off Date Balance and 10 Hudson Yards Mezzanine Cut-off Date Balance to the corresponding “Existing Additional Debt Amount” information on the Final Data File and found such information to be in agreement.

Attachment A Page 6 of 10

13. (continued)

For the Hilton Hawaiian Village Waikiki Beach Resort Mortgage Loan, which has the “Existing Additional Debt (Yes/No)” characteristic as “Yes” on the Final Data File and the “Existing Additional Debt Description” characteristic as “639,975,000 Pari Passu Debt; 578,400,000 Subordinate Secured Debt” on the Final Data File, GACC, on behalf of the Depositor, instructed us to use:

a.	Information in the applicable Data Sources to recalculate the aggregate principal balance as of the Cut-off Date of the Companion Loans related to the Hilton Hawaiian Village Waikiki Beach Resort Mortgage Loan (the “Hilton Hawaiian Village Waikiki Beach Resort Companion Loan Cut-off Date Balance”) and
b.	Information in the applicable Data Sources to recalculate the aggregate principal balance as of the Cut-off Date of the Hilton Hawaiian Village Waikiki Beach Resort Subordinate Secured Companion Loan (as defined in Note 13 of Exhibit 2 to Attachment A) (the “Hilton Hawaiian Village Waikiki Beach Resort Subordinate Secured Cut-off Date Balance”).

For the Hilton Hawaiian Village Waikiki Beach Resort Mortgage Loan, we compared the sum of the Hilton Hawaiian Village Waikiki Beach Resort Companion Loan Cut-off Date Balance and Hilton Hawaiian Village Waikiki Beach Resort Subordinate Secured Cut-off Date Balance to the corresponding “Existing Additional Debt Amount” information on the Final Data File and found such information to be in agreement.

For the 667 Madison Avenue Mortgage Loan, which has the “Existing Additional Debt (Yes/No)” characteristic as “Yes” on the Final Data File and the “Existing Additional Debt Description” characteristic as “143,000,000 Pari Passu Debt; 71,000,000 Subordinate Secured Debt” on the Final Data File, GACC, on behalf of the Depositor, instructed us to use:

a.	Information in the applicable Data Sources to recalculate the principal balance as of the Cut-off Date of the Companion Loan related to the 667 Madison Avenue Mortgage Loan (the “667 Madison Avenue Companion Loan Cut-off Date Balance”) and
b.	Information in the applicable Data Sources to recalculate the principal balance as of the Cut-off Date of the 667 Madison Avenue Subordinate Secured Companion Loan (as defined in Note 13 of Exhibit 2 to Attachment A) (the “667 Madison Avenue Subordinate Secured Cut-off Date Balance”).

For the 667 Madison Avenue Mortgage Loan, we compared the sum of the 667 Madison Avenue Companion Loan Cut-off Date Balance and 667 Madison Avenue Subordinate Secured Cut-off Date Balance to the corresponding “Existing Additional Debt Amount” information on the Final Data File and found such information to be in agreement.

For the Mortgage Loans which have the “Existing Additional Debt (Yes/No)” characteristic as “No” on the Final Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “NAP” for the “Existing Additional Debt Amount” characteristic.

Attachment A Page 7 of 10

14.	Using:
a.	Information on the Final Data File,
b.	The applicable calculation methodologies and assumptions described in the Draft Preliminary Prospectus and
c.	The applicable calculation methodologies and assumptions provided by the Mortgage Loan Sellers, on behalf of the Depositor, which are described in the succeeding paragraphs of this Item 14.,

we recalculated the:

i.	Underwritten NOI DSCR,
ii.	Underwritten NCF DSCR,
iii.	Cut-off Date LTV Ratio,
iv.	“As is” Cut-off Date LTV,
v.	LTV Ratio at Maturity or ARD,
vi.	Underwritten NOI Debt Yield,
vii.	Underwritten NCF Debt Yield,
viii.	NOI Debt Yield at Maturity,
ix.	NCF Debt Yield at Maturity,
x.	% of Initial Pool Balance,
xi.	Annual Debt Service ($) and
xii.	Cut-off Balance per Unit

of each Mortgage Loan and Underlying Property, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to:

(a)	Round the “Underwritten NOI DSCR” and “Underwritten NCF DSCR” to two decimal places,
(b)	Round the “Cut-off Date LTV Ratio,” ““As is” Cut-off Date LTV,” “LTV Ratio at Maturity or ARD,” “Underwritten NOI Debt Yield,” “Underwritten NCF Debt Yield,” “NOI Debt Yield at Maturity” and “NCF Debt Yield at Maturity” to the nearest 1/10th of one percent and
(c)	Use the “Appraised Value ($)” characteristic, as shown on the Final Data File, for the purpose of recalculating the “Cut-off Date LTV Ratio” and “LTV Ratio at Maturity or ARD” characteristics.

For the Underlying Properties associated with each Multiple Property Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the:

a.	Underwritten NOI DSCR,
b.	Underwritten NCF DSCR,
c.	Cut-off Date LTV Ratio,
d.	“As is” Cut-off Date LTV,
e.	LTV Ratio at Maturity or ARD,
f.	Underwritten NOI Debt Yield,
g.	Underwritten NCF Debt Yield,
h.	NOI Debt Yield at Maturity and
i.	NCF Debt Yield at Maturity

for the applicable Multiple Property Loan as the value for each of the characteristics listed in a. through i. above for each Underlying Property associated with such Multiple Property Loan.

Attachment A Page 8 of 10

14. (continued)

For each Pari Passu Mortgage Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the combined annual debt service for the Mortgage Loan and related Companion Loan(s), which is twelve (12) times the sum of the:

a.	Monthly Debt Service ($) and
b.	Pari Passu Companion Loan Monthly Debt Service ($),

both as shown on the Final Data File, to recalculate the “Underwritten NOI DSCR” and “Underwritten NCF DSCR” characteristics.

For each Pari Passu Mortgage Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the combined principal balance as of the Cut-off Date for the Mortgage Loan and related Companion Loan(s), which is the sum of:

a.	The “Cut-off Date Balance ($),” as shown on the Final Data File and
b.	The aggregate principal balance as of the Cut-off Date for the Companion Loan(s) related to each Pari Passu Mortgage Loan, recalculated using information in the applicable Data Sources,

to recalculate the:

i.         Cut-off Date LTV Ratio,

ii.        “As Is” Cut-off Date LTV,

iii.       Underwritten NOI Debt Yield,

iv.       Underwritten NCF Debt Yield and

v.        Cut-off Balance per Unit

characteristics.

For each Pari Passu Mortgage Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the combined principal balance as of the “Maturity or ARD Date” for the Mortgage Loan and related Companion Loan(s), which is the sum of:

a.	The “Maturity or ARD Balance ($),” as shown on the Final Data File, and
b.	The aggregate principal balance as of the “Maturity or ARD Date” for the Companion Loan(s) related to each Pari Passu Mortgage Loan, recalculated using information in the applicable Data Sources,

to recalculate the:

i.         LTV Ratio at Maturity or ARD,

ii.        NOI Debt Yield at Maturity and

iii.       NCF Debt Yield at Maturity

characteristics.

Attachment A Page 9 of 10

15.	For each Pari Passu Mortgage Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to recalculate the “Pari Passu Companion Loan Annual Debt Service ($)” as twelve (12) times the “Pari Passu Companion Loan Monthly Debt Service ($),” as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For each Mortgage Loan that is not a Pari Passu Mortgage Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<Blank>” for the “Pari Passu Companion Loan Annual Debt Service ($)” characteristic.

16.	Using:
a.	Information on the Final Data File for each Pari Passu Mortgage Loan with Additional Debt, as applicable,
b.	Information in the applicable Data Sources and Secondary Financing Documents for each Pari Passu Loan with Additional Debt and
c.	The applicable calculation methodologies and assumptions described in the Draft Preliminary Prospectus,

we recalculated the:

i.	Total Debt UW NOI DSCR,
ii.	Total Debt UW NCF DSCR,
iii.	Total Debt LTV at Cut-off,
iv.	Total Debt LTV at Maturity,
v.	Total Debt U/W NOI Debt Yield,
vi.	Total Debt U/W NCF Debt Yield,
vii.	Total Debt NOI Debt Yield at Maturity,
viii.	Total Debt NCF Debt Yield at Maturity,
ix.	Total Debt Cut-off Balance per Unit and
x.	Total Debt Balance per Unit at Maturity

of each Pari Passu Loan with Additional Debt, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to:

(a)	Round the “Total Debt UW NOI DSCR” and “Total Debt UW NCF DSCR” to two decimal places,
(b)	Round the “Total Debt LTV at Cut-off,” “Total Debt LTV at Maturity,” “Total Debt U/W NOI Debt Yield,” “Total Debt U/W NCF Debt Yield,” “Total Debt NOI Debt Yield at Maturity” and “Total Debt NCF Debt Yield at Maturity” to the nearest 1/10th of one percent and
(c)	Use the “Appraised Value ($)” characteristic, as shown on the Final Data File, for the purpose of recalculating the “Total Debt LTV at Cut-off” and “Total Debt LTV at Maturity” characteristics.

For each Mortgage Loan that is not a Pari Passu Loan with Additional Debt, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<Blank>” for each of the characteristics listed in i. through x. above.

Attachment A Page 10 of 10

17.	Using the:
a.	Master Servicing Fee Rate,
b.	Primary Servicer Fee Rate and
c.	Sub Servicer Fee Rate

of each Mortgage Loan, all as shown on the Final Data File, we recalculated the “Servicing Fee” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

18.	Using the:
a.	Servicing Fee,
b.	Trustee/Administrator Fee Rate,
c.	CREFC Fee and
d.	Operating Advisor Fee Rate

of each Mortgage Loan, all as shown on the Final Data File, we recalculated the “Administrative Fee Rate” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Multiple Property Loan Calculation Methodologies

Multiple Property Loan	Characteristic	Methodology Provided by the Mortgage Loan Sellers

● FedEx Ground Portfolio	Original Balance ($), Cut-off Date Balance ($) and Maturity or ARD Balance ($)	The “Original Balance ($),” “Cut-off Date Balance ($)” and “Maturity or ARD Balance ($)” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the “Appraised Value ($)” for each respective Underlying Property that is stated in the applicable Source Document

● Mills Fleet Farm	Original Balance ($), Cut-off Date Balance ($) and Maturity or ARD Balance ($)	The “Original Balance ($),” “Cut-off Date Balance ($)” and “Maturity or ARD Balance ($)” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the Underlying Property original principal balance allocations for the Mills Fleet Farm Whole Loan (as defined in Table A2 that is contained in Note 13 of Exhibit 2 to Attachment A) that is stated in the applicable Source Document

● Amsdell Michigan Self Storage Portfolio 3.0	Original Balance ($) Cut-off Date Balance ($) and Maturity or ARD Balance ($)

The “Original Balance ($)” of the Multiple Property Loan is allocated to the respective Underlying Properties using the “Original Balance ($)” allocations for the Underlying Properties that are stated in the applicable Source Document

The “Cut-off Date Balance ($)” and “Maturity or ARD Balance ($)” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the “Original Balance ($)” allocations for the Underlying Properties that are stated in the applicable Source Document

Note:	Certain capitalized terms in the “Characteristic” and “Methodology Provided by the Mortgage Loan Sellers” columns that have not previously been defined are defined in Attachment A and Exhibit 2 to Attachment A.

Exhibit 2 to Attachment A

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Address (see Note 1)	Appraisal Report, Engineering Report or Phase I Environmental Report
City (see Note 1)	Appraisal Report, Engineering Report or Phase I Environmental Report
County	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site

State (see Note 1)	Appraisal Report, Engineering Report or Phase I Environmental Report
Zip Code	USPS Internet Site, Appraisal Report, Engineering Report or Phase I Environmental Report
Detailed Property Type	Appraisal Report, Borrower Rent Roll or Underwritten Rent Roll
General Property Type (see Note 2)	Appraisal Report, Borrower Rent Roll or Underwritten Rent Roll
Units of Measure	Borrower Rent Roll, Underwriter’s Summary Report, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Units/Rentable Square Ft.	Borrower Rent Roll, Underwriter’s Summary Report, Underwritten Rent Roll, Lease Agreement, Master Lease, Tenant Estoppel or Appraisal Report
Year Built (see Note 3)	Appraisal Report, Engineering Report or Phase I Environmental Report
Year Renovated (see Note 3)	Appraisal Report, Engineering Report or Phase I Environmental Report
Occupancy As-of Date (see Note 4)	Borrower Rent Roll, Underwriter’s Summary Report, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Occupancy	Borrower Rent Roll, Underwriter’s Summary Report, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Third Most Recent Occupancy Date	Underwriter’s Summary Report, Historical Occupancy Report or Appraisal Report
Third Most Recent Occupancy	Underwriter’s Summary Report, Historical Occupancy Report or Appraisal Report
Second Most Recent Occupancy	Underwriter’s Summary Report, Historical Occupancy Report or Appraisal Report
Second Most Recent Occupancy Date	Underwriter’s Summary Report, Historical Occupancy Report or Appraisal Report

Exhibit 2 to Attachment A

Third Party Information:

Characteristic	Source Document(s)

Appraised Value ($) (see Notes 5 and 6)	Appraisal Report
Appraisal As-of Date (see Note 6)	Appraisal Report
“As is” Appraisal Value (see Note 5)	Appraisal Report
“As is” Date of Valuation	Appraisal Report
FIRREA Compliant (Yes/No)	Appraisal Report
Engineering Report Date	Engineering Report
Environmental Report Date (see Note 7)	Phase I Environmental Report
Date of Phase II Report (if applicable) (see Note 7)	Phase II Environmental Report
Date of Seismic Report (see Note 8)	Seismic Report
PML/SEL (%) (see Note 8)	Seismic Report
Earthquake Insurance (Y/N)	Certificate of Property Insurance
Terrorism Insurance (Y/N)	Certificate of Property Insurance
Windstorm Insurance (Y/N)	Certificate of Property Insurance
Environmental Insurance (Y/N) (see Note 7)	Certificate of Environmental Insurance
Single Tenant (Yes/No)	Borrower Rent Roll, Underwritten Rent Roll, Appraisal Report, Master Lease or Tenant Estoppel

Major Tenant Information: (see Notes 9 and 10)

Characteristic	Source Document(s)

Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Largest Tenant SF	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Largest Tenant Lease Expiration (see Note 11)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
2nd Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
2nd Largest Tenant SF	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
2nd Largest Tenant Lease Expiration (see Note 11)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
3rd Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
3rd Largest Tenant SF	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
3rd Largest Tenant Lease Expiration (see Note 11)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
4th Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
4th Largest Tenant SF	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel

Exhibit 2 to Attachment A

Major Tenant Information: (continued)

Characteristic	Source Document(s)

4th Largest Tenant Lease Expiration (see Note 11)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
5th Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
5th Largest Tenant SF	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
5th Largest Tenant Lease Expiration (see Note 11)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel

Underwriting Information: (see Note 12)

Characteristic	Source Document

Third Most Recent Operating Statements Date	Underwriter’s Summary Report
Third Most Recent EGI ($)	Underwriter’s Summary Report
Third Most Recent Expenses ($)	Underwriter’s Summary Report
Third Most Recent NOI ($)	Underwriter’s Summary Report
Third Most Recent Capital Items	Underwriter’s Summary Report
Third Most Recent NCF	Underwriter’s Summary Report
Second Most Recent Operating Statements Date	Underwriter’s Summary Report
Second Most Recent EGI ($)	Underwriter’s Summary Report
Second Most Recent Expenses ($)	Underwriter’s Summary Report
Second Most Recent NOI ($)	Underwriter’s Summary Report
Second Most Recent Capital Items	Underwriter’s Summary Report
Second Most Recent NCF	Underwriter’s Summary Report
Most Recent Operating Statements Date	Underwriter’s Summary Report
Most Recent EGI ($)	Underwriter’s Summary Report
Most Recent Expenses ($)	Underwriter’s Summary Report
Most Recent NOI ($)	Underwriter’s Summary Report
Most Recent Capital Items	Underwriter’s Summary Report
Most Recent NCF	Underwriter’s Summary Report
Underwritten Revenue ($)	Underwriter’s Summary Report
Underwritten EGI ($)	Underwriter’s Summary Report
Underwritten Expenses ($)	Underwriter’s Summary Report
Underwritten NOI ($)	Underwriter’s Summary Report
Underwritten Reserves ($)	Underwriter’s Summary Report
Underwritten TI/LC ($)	Underwriter’s Summary Report
Underwritten NCF ($)	Underwriter’s Summary Report
UW Vacancy	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Reserve and Escrow Information:

Characteristic	Source Document(s)

Monthly Tax Reserves ($)	Closing Statement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Monthly Insurance Reserves ($)	Closing Statement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Monthly Replacement Reserves ($)	Closing Statement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Monthly TI/LC Reserves ($)	Closing Statement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Other Reserves ($)	Closing Statement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Monthly Other Reserve ($)	Closing Statement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Other Reserves Description	Closing Statement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Upfront Tax Reserves ($)	Closing Statement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Upfront Insurance Reserves ($)	Closing Statement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Upfront Replacement Reserves ($)	Closing Statement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Upfront TI/LC Reserves ($)	Closing Statement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Upfront Engineering Reserve ($)	Closing Statement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Tax Reserve Springing Condition	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Insurance Reserve Springing Condition	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Replacement Reserve Cap	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Replacement Reserve Springing Condition	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
TI/LC Reserve Cap	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
TI/LC Reserve Springing Condition	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Other Reserve Cap	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Other Reserve Springing Condition	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Tax Reserve Interest to Borrower	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust

Exhibit 2 to Attachment A

Reserve and Escrow Information: (continued)

Characteristic	Source Document(s)

Insurance Reserve Interest to Borrower	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Replacement Reserve Interest to Borrower	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
TI/LC Reserve Interest to Borrower	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Engineering Reserve Interest to Borrower	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Other Reserve Interest to Borrower	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Earnout/Holdback	Closing Statement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Earnout/Holdback Description	Closing Statement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust

Mortgage Loan Information:

Characteristic	Source Document(s)

Borrower	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Is Borrower a DST (Delaware Statutory Trust)?	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Guarantor (see Note 3)	Guaranty Agreement, Loan Agreement, Loan Modification Agreement, Mortgage/Deed of Trust or Environmental Indemnity
Sponsor (see Note 3)	Guaranty Agreement, Loan Agreement, Loan Modification Agreement, Mortgage/Deed of Trust or Environmental Indemnity
Original Balance ($) (see Note 13)

For all Mortgage Loans:

●    Promissory Note, Loan Agreement, Loan Modification Agreement or Client
Provided Schedule

For Underlying Properties associated with the Multiple Property Loan:

●    Multiple Property Loan Calculation Methodologies

Interest Rate	Promissory Note, Loan Agreement or Loan Modification Agreement
Monthly Debt Service ($) (see Notes 13, 14 and 15)	Promissory Note, Loan Agreement or Loan Modification Agreement
Pari Passu Companion Loan Monthly Debt Service ($) (see Note 13)	Promissory Note, Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Amortization Type	Promissory Note, Loan Agreement or Loan Modification Agreement
Interest Accrual Basis	Promissory Note, Loan Agreement or Loan Modification Agreement
Maturity or ARD Date	Promissory Note, Loan Agreement or Loan Modification Agreement
ARD Loan (Yes/No)	Promissory Note, Loan Agreement or Loan Modification Agreement
Final Maturity Date	Promissory Note, Loan Agreement or Loan Modification Agreement
Payment Date	Promissory Note, Loan Agreement or Loan Modification Agreement
Grace Period (Late Fee)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Grace Period (Default)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Assumption Fee	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Origination Date	Promissory Note, Loan Agreement or Loan Modification Agreement
First Payment Date (see Note 16)	Promissory Note, Loan Agreement or Loan Modification Agreement
Lockbox (see Note 17)	Cash Management Agreement, Loan Agreement, Mortgage/Deed of Trust or Clearing Account Agreement
Cash Management (see Note 18)	Cash Management Agreement, Loan Agreement, Mortgage/Deed of Trust or Clearing Account Agreement
Excess Cash Trap Trigger	Cash Management Agreement, Loan Agreement, Mortgage/Deed of Trust or Clearing Account Agreement
Prepayment Provisions (# of payments) (see Note 19)	Promissory Note, Loan Agreement or Loan Modification Agreement
Lockout Expiration Date (see Note 20)	Promissory Note, Loan Agreement or Loan Modification Agreement
Partial Prepay or Release Allowed (Yes/No)	Promissory Note, Loan Agreement or Loan Modification Agreement
Partial Prepayment or Release Description	Promissory Note, Loan Agreement or Loan Modification Agreement
SPE	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Independent Director (Yes/No)	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Non-Consolidation Opinion (Yes/No)	Non-Consolidation Opinion, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Ownership Interest (see Note 3)	Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Title Policy Commitment
Lien Position	Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Title Policy Commitment
Ground Lease Expiration	Ground Lease Agreement or Sub-Ground Lease Agreement
Ground Lease Extension Terms	Ground Lease Agreement or Sub-Ground Lease Agreement
Letter of Credit	Letter of Credit, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
TIC	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Existing Additional Debt (Yes/No) (see Note 21)	Loan Agreement, Loan Modification Agreement, Mortgage/Deed of Trust, Secondary Financing Documents or Client Provided Schedule
Existing Additional Debt Description (see Note 21)	Loan Agreement, Loan Modification Agreement, Mortgage/Deed of Trust, Secondary Financing Documents or Client Provided Schedule
Future Debt Permitted (Yes/No)	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Future Debt Permitted Type	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Future Debt Description	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Substitution Allowed (Yes/No)	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Substitution Description	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Property Manager	Management Agreement or Loan Agreement
Franchise Flag	Franchise Agreement
Franchise Agreement Expiration Date	Franchise Agreement
Previous Securitization (see Note 22)	Bloomberg Screenshot or Trepp Screenshot

Exhibit 2 to Attachment A

Notes:

1.	For the purpose of comparing the:

a.	Address,

b.	City and

c.	State

characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences that are due to standard postal abbreviations.

2.	For the purpose of comparing the “General Property Type” characteristic for each mortgaged property on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the property type that accounts for the majority of the mortgaged property’s base rent (except for the mortgaged properties described in the succeeding paragraph of this Note 2), as shown in the applicable Source Document.

For the mortgaged properties identified on the Combined Data File as:

a.	8 Times Square & 1460 Broadway,

b.	Irvine Crossing,

c.	Starbucks Center,

d.	172 5th Avenue,

e.	1025 Arch Street Philadelphia and

f.	Villages at Parker,

each of which are secured by more than one property type, as shown in the applicable Source Document, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “Mixed Use” for the “General Property Type” characteristic.

3.	For the Mortgage Loans listed in Table A1, GACC, on behalf of the Depositor, instructed us to use the information in the “Provided Value” column for the applicable characteristic listed in Table A1, even though the information in the “Provided Value” column did not agree with the information in the “Source Document Value” column that was shown in the applicable Source Document(s):

Table A1:

Mortgage Loan Seller	Mortgage Loan	Characteristic	Source Document Value	Provided Value

GACC	Prudential Plaza	Year Renovated	1990	1990, 2014-2015

GACC	10 Hudson Yards	Guarantor	No Source Document	NAP
		Sponsor	No Source Document	Podium Fund HY REIT Owner LP
		Ownership Interest	Fee Simple/Leasehold	Fee Simple

GACC	60 Madison Avenue	Year Renovated	<Blank>	2013

Exhibit 2 to Attachment A

Notes: (continued)

3. (continued)

Table A1: (continued)

Mortgage Loan Seller	Mortgage Loan	Characteristic	Source Document Value	Provided Value

GACC	Park Square Portland	Guarantor	No Source Document	NAP
		Sponsor	No Source Document	Wealth Management Capital Holding GmbH

GACC	Starbucks Center	Year Built	1912, 1914, 1945, 1956, 1965, 1974, 1993, 2001	1912, 1915, 1993
		Year Renovated	<Blank>	2001
		Guarantor	No Source Document	NAP
		Sponsor	No Source Document	Peter P. Nitze; Kevin Daniels

We performed no procedures to determine the accuracy, completeness or reasonableness of the information in the “Provided Value” column of Table A1 that was provided by GACC, on behalf of the Depositor.

4.	For the purpose of comparing the “Occupancy As-of Date” characteristic for each mortgaged property on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the last day of the month if the applicable Source Document only indicated the month and year.

For the mortgaged properties on the Combined Data File with the “Single Tenant (Yes/No)” characteristic as “Yes,” the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the Cut-off Date of the related Mortgage Loan for the “Occupancy As-of Date” characteristic.

5.	For the Mortgage Loan identified on the Combined Data File as “Starbucks Center” (the “Starbucks Center Mortgage Loan”), the appraisal report Source Documents contain:

a.	An “As Is” appraised value of $418,000,000 for the starbucks center portion of the mortgaged property (the “Starbucks Center As Is Value”) and

b.	An “As Is” appraised value of $35,500,000 for the home depot portion of the mortgaged property (the “Home Depot As Is Value”).

For the purpose of comparing the “Appraised Value ($)” and ““As is” Appraisal Value” characteristics for the Starbucks Center Mortgage Loan, GACC, on behalf of the Depositor, instructed us to use the sum of the Starbucks Center As Is Value and Home Depot As Is Value.

Exhibit 2 to Attachment A

Notes: (continued)

6.	For the Mortgage Loans with “Hypothetical As Is,” “As Complete” or “As Stabilized” for the “Appraisal Value As Is / Stabilized” characteristic on the Combined Data File, GACC, on behalf of the Depositor, instructed us to use the corresponding appraised value and date associated with such appraised value, each as shown in the applicable Source Document, for the “Appraised Value ($)” and “Appraisal As-of Date” characteristics, respectively.

7.	For the Mortgage Loan identified on the Combined Data File as “Blossom Cove,” the phase I environmental report Source Document was unsigned. For this Mortgage Loan, GACC, on behalf of the Depositor, instructed us to use the unsigned phase I environmental report Source Document for the purpose of comparing the “Environmental Report Date” characteristic.

The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the “Date of Phase II Report (if applicable)” characteristic only for Mortgage Loans and/or mortgaged properties (if any) that contained a phase II environmental report Source Document in the related loan file.

The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the “Environmental Insurance (Y/N)” characteristic only for Mortgage Loans and/or mortgaged properties (if any) that contained a certificate of environmental insurance Source Document in the related loan file. We performed no procedures to determine if any Mortgage Loan and/or mortgaged property that did not contain a certificate of environmental insurance Source Document in the related loan file was required by the applicable Mortgage Loan Seller to obtain environmental insurance for the related mortgaged property.

8.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the “Date of Seismic Report” and “PML/SEL (%)” characteristics only for Mortgage Loans and/or mortgaged properties (if any) that contained a seismic report Source Document in the related loan file.

9.	For the purpose of comparing the “Major Tenant Information” characteristics for each mortgaged property on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to consider the tenant that pays the higher monthly rent as the larger tenant for tenants with the same square footage, all as shown in the applicable Source Document.

10.	For the purpose of comparing the “Major Tenant Information” characteristics for each mortgaged property on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to combine multiple spaces leased by the same tenant only if each space has the same lease expiration date (except for the mortgaged properties described in the succeeding two paragraphs of this Note 10), all as shown in the applicable Source Document.

Exhibit 2 to Attachment A

Notes: (continued)

10. (continued)

For the purpose of comparing the “Major Tenant Information” characteristics for the mortgaged properties identified on the Combined Data File as:

a.	Prudential Plaza and

b.	Starbucks Center,

GACC, on behalf of the Depositor, instructed us to combine multiple spaces leased by the same tenant, and for those tenants with multiple lease expirations, to use the lease expiration date associated with the spaces which together have the largest square footage and the same lease expiration date, all as shown in the applicable Source Document.

For the purpose of comparing the “Major Tenant Information” characteristics for the mortgaged property identified on the Combined Data File as “60 Madison Avenue,” GACC, on behalf of the Depositor, instructed us to combine multiple spaces leased by the same tenant, and for those tenants with multiple lease expirations, to use the lease expiration date associated with the related space that has the latest lease expiration date, all as shown in the applicable Source Document.

11.	For the purpose of comparing the:

a.	Largest Tenant Lease Expiration,

b.	2nd Largest Tenant Lease Expiration,

c.	3rd Largest Tenant Lease Expiration,

d.	4th Largest Tenant Lease Expiration and

e.	5th Largest Tenant Lease Expiration

characteristics for each mortgaged property on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the last day of the month if the applicable Source Document only indicated the month and year.

12.	For the purpose of comparing the “Underwriting Information” characteristics for each mortgaged property on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences of $3 or less.

Exhibit 2 to Attachment A

Notes: (continued)

13.	The Mortgage Loan Sellers, on behalf of the Depositor, indicated that the Mortgage Loans listed in Table A2 (each, a “Pari Passu Mortgage Loan”) are each comprised of one or more portions of a mortgage whole loan (each, a “Whole Loan”), which also has one or more pari-passu portions that will not be assets of the Issuing Entity (each, a “Companion Loan”). Additionally, the Mortgage Loan Sellers, on behalf of the Depositor, indicated that:

a.	With respect to the Mortgage Loan identified on the Combined Data File as “10 Hudson Yards” (the “10 Hudson Yards Mortgage Loan”), the related Whole Loan (the “10 Hudson Yards Whole Loan”) also has two subordinate secured notes that will not be assets of the Issuing Entity (collectively, the “10 Hudson Yards Subordinate Secured Companion Loan”),

b.	With respect to the Mortgage Loan identified on the Combined Data File as “Hilton Hawaiian Village Waikiki Beach Resort” (the “Hilton Hawaiian Village Waikiki Beach Resort Mortgage Loan”), the related Whole Loan (the “Hilton Hawaiian Village Waikiki Beach Resort Whole Loan”) also has five subordinate secured notes that will not be assets of the Issuing Entity (collectively, the “Hilton Hawaiian Village Waikiki Beach Resort Subordinate Secured Companion Loan”) and

c.	With respect to the Mortgage Loan identified on the Combined Data File as “667 Madison Avenue” (the “667 Madison Avenue Mortgage Loan”), the related Whole Loan (the “667 Madison Avenue Whole Loan”) also has one subordinate secured note that will not be an asset of the Issuing Entity (the “667 Madison Avenue Subordinate Secured Companion Loan”).

For each Whole Loan listed in Table A2, the applicable Source Document or other schedule provided by Citigroup, on behalf of the Depositor (the “Client Provided Schedule,” together with the Source Documents, the “Data Sources”), listed in the “Data Source” column of Table A2 indicates that the Whole Loan was split into multiple note components (each, a “Note Component”), which are listed in the “Note Component(s)” column of Table A2.

Table A2:
Whole Loan	Mortgage Loan Seller	Mortgage Loan and Companion Loan(s)	Note Component(s)	Amortization Type	Data Source

8 Times Square & 1460 Broadway	Citigroup	Mortgage Loan Companion Loan	A-1 A-2	Interest Only	Promissory Notes

FedEx Ground Portfolio	Citigroup	Mortgage Loan Companion Loans	A-2 A-4 A-1 A-3	Interest Only	Promissory Notes

229 West 43rd Street Retail Condo	GACC	Mortgage Loan Companion Loans	A-2 A-3 A-1 A-4 A-5 A-6 A-7 A-8	Interest Only	Promissory Notes

Exhibit 2 to Attachment A

Notes: (continued)

13. (continued)

Table A2: (continued)
Whole Loan	Mortgage Loan Seller	Mortgage Loan and Companion Loan(s)	Note Component(s)	Amortization Type	Data Source

Prudential Plaza	GACC	Mortgage Loan Companion Loans	A-2-2 A-3-3 A-1 A-2-1 A-3-1 A-3-2 A-4	Interest Only, then Amortizing	Loan Modification Agreement

10 Hudson Yards	GACC	Mortgage Loan Companion Loans Subordinate Secured Companion Loan	A-1-C2 A-1-C6 A-1-S A-2-S A-1-C1 A-1-C3 A-1-C4 A-1-C5 A-2-C1 A-2-C2 A-2-C3 B-1 B-2	Interest Only	Promissory Notes

Hilton Hawaiian Village Waikiki Beach Resort	GACC	Mortgage Loan Companion Loans Subordinate Secured Companion Loan	A-2-B-2 A-1-A A-1-B A-1-C A-1-D A-1-E A-2-A-1 A-2-A-2 A-2-A-3 A-2-A-4 A-2-B-1 A-2-B-3 A-2-D-1 A-2-D-2 A-2-E-1 A-2-E-2 B-1 B-2 B-3 B-4 B-5	Interest Only	Loan Modification Agreement

60 Madison Avenue	GACC	Mortgage Loan Companion Loan	A-1 A-2	Interest Only	Promissory Notes

Exhibit 2 to Attachment A

Notes: (continued)

13. (continued)

Table A2: (continued)
Whole Loan	Mortgage Loan Seller	Mortgage Loan and Companion Loan(s)	Note Component(s)	Amortization Type	Data Source

Birch Run Premium Outlets	GACC	Mortgage Loan Companion Loans	A-1-B2 A-2-B A-3 A-1-A A-1-B1 A-2-A A-4	Interest Only	Loan Modification Agreement

80 Park Plaza	Citigroup	Mortgage Loan Companion Loans	A-3 A-1 A-2 A-4A A-4B	Interest Only, then Amortizing	Promissory Notes

667 Madison Avenue	GACC	Mortgage Loan Companion Loan Subordinate Secured Companion Loan	A-2 A-1 B	Interest Only	Promissory Notes

Starbucks Center	GACC	Mortgage Loan Companion Loans	A-3 A-1 A-2	Interest Only, ARD	Promissory Notes

Mills Fleet Farm	GACC	Mortgage Loan Companion Loans	A-3 A-1 A-2	Amortizing Balloon	Loan Modification Agreement

Marriott Hilton Head Resort & Spa	Citigroup	Mortgage Loan Companion Loans	A-3A A-1 A-2A A-2B A-3B A-4	Amortizing Balloon	Schedule provided by Citigroup

For the avoidance of doubt, with respect to the 10 Hudson Yards Mortgage Loan, Hilton Hawaiian Village Waikiki Beach Resort Mortgage Loan and 667 Madison Avenue Mortgage Loan, all references herein to the related “Companion Loans” exclude the 10 Hudson Yards Subordinate Secured Companion Loan, Hilton Hawaiian Village Waikiki Beach Resort Subordinate Secured Companion Loan and 667 Madison Avenue Subordinate Secured Companion Loan, respectively.

For the purpose of comparing the “Original Balance ($)” characteristic for each Pari Passu Mortgage Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use information in the applicable Data Source listed in the “Data Source” column of Table A2 for the “Note Component(s)” listed in the “Note Component(s)” column of Table A2 that are associated with the “Mortgage Loan” component(s) of each Whole Loan that are listed in the “Mortgage Loan and Companion Loan(s)” column of Table A2.

Exhibit 2 to Attachment A

Notes: (continued)

13. (continued)

For the purpose of comparing the “Pari Passu Companion Loan Monthly Debt Service ($)” characteristic for each Pari Passu Mortgage Loan with “Interest Only” or “Interest Only, ARD” listed in the “Amortization Type” column of Table A2 (the “Interest Only Pari Passu Mortgage Loans”), all of which have an “Interest Accrual Basis” of “Actual/360” on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to recalculate the “Pari Passu Companion Loan Monthly Debt Service ($)” as 1/12th of the product of:

a.	The aggregate original balance of the related Companion Loan(s), as shown in the applicable Data Source,

b.	The interest rate for the related Companion Loan(s), as shown in the applicable Data Source, and

c.	365/360.

For the purpose of comparing the “Monthly Debt Service ($)” characteristic for each Pari Passu Mortgage Loan with “Interest Only, then Amortizing” listed in the “Amortization Type” column of Table A2 (the “Partial I/O Pari Passu Mortgage Loans”), the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly debt service following the expiration of the “Original Interest Only Period (Months)” (as defined in Item 9. of Attachment A) for the related Whole Loan that is shown in the applicable Data Source, based on the ratio of the “Original Balance ($)” of the Mortgage Loan, as shown on the Combined Data File, to the original balance of the related Whole Loan, as shown in the applicable Data Source.

For the purpose of comparing the “Pari Passu Companion Loan Monthly Debt Service ($)” characteristic for each Partial I/O Pari Passu Mortgage Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly debt service following the expiration of the “Original Interest Only Period (Months)” for the related Whole Loan that is shown in the applicable Data Source, based on the ratio of the aggregate original balance of the related Companion Loan(s) to the original balance of the related Whole Loan, all as shown in the applicable Data Source.

For the purpose of comparing the “Monthly Debt Service ($)” characteristic for each Pari Passu Mortgage Loan with “Amortizing Balloon” listed in the “Amortization Type” column of Table A2 (the “Amortizing Balloon Pari Passu Mortgage Loans”), the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly debt service for the related Whole Loan that is shown in the applicable Data Source based on the ratio of the “Original Balance ($)” of the Mortgage Loan, as shown on the Combined Data File, to the original balance of the related Whole Loan, as shown in the applicable Data Source.

For the purpose of comparing the “Pari Passu Companion Loan Monthly Debt Service ($)” characteristic for each Amortizing Balloon Pari Passu Mortgage Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly debt service for the related Whole Loan that is shown in the applicable Data Source, based on the ratio of the aggregate original balance of the related Companion Loan(s) to the original balance of the related Whole Loan, all as shown in the applicable Data Source.

Exhibit 2 to Attachment A

Notes: (continued)

13. (continued)

For each Mortgage Loan that is not a Pari Passu Mortgage Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<Blank>” for the “Pari Passu Companion Loan Monthly Debt Service ($)” characteristic.

14.	For the purpose of comparing the “Monthly Debt Service ($)” characteristic for the Mortgage Loans on the Combined Data File with the “Amortization Type” characteristic as “Interest Only” or “Interest Only, ARD” (the “Interest Only Loans”), all of which have an “Interest Accrual Basis” of “Actual/360” on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to recalculate the “Monthly Debt Service ($)” characteristic as 1/12th of the product of:

a.	The “Original Balance ($),” as shown on the Combined Data File,

b.	The “Interest Rate,” as shown on the Combined Data File, and

c.	365/360.

15.	For the purpose of comparing the “Monthly Debt Service ($)” characteristic for the Mortgage Loans on the Combined Data File with the “Amortization Type” characteristic as “Interest Only, then Amortizing” (the “Partial I/O Loans”) (except for the Partial I/O Pari Passu Mortgage Loans, which are described in Note 13 above), the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the “Monthly Debt Service ($)” following the expiration of the “Original Interest Only Period (Months),” as shown in the applicable Source Document.

16.	For the purpose of comparing the “First Payment Date” characteristic for each Mortgage Loan on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to assume that the “First Payment Date” is the “Payment Date” after the end of the first full interest accrual period, as shown in the applicable Source Document.

17.	For the purpose of comparing the “Lockbox” characteristic for each Mortgage Loan on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the following definitions:

a.	Hard – the related borrower is required to direct the tenants to pay rents directly to a lockbox account controlled by the lender,

b.	Soft – the related borrower is required to deposit or cause the property manager to deposit all rents collected into a lockbox account controlled by the lender,

c.	Springing Hard – a lockbox is not currently in place, but the Mortgage Loan documents require the imposition of a hard lockbox upon the occurrence of an event of default or one or more specified trigger events under the Mortgage Loan documents and

d.	Springing Soft - a lockbox is not currently in place, but the Mortgage Loan documents require the imposition of a soft lockbox upon the occurrence of an event of default or one or more specified trigger events under the Mortgage Loan documents.

Exhibit 2 to Attachment A

Notes: (continued)

18.	For the purpose of comparing the “Cash Management” characteristic for each Mortgage Loan on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the following definitions:

a.	In Place – funds in the lockbox are disbursed according to the Mortgage Loan documents to pay debt service, reserves and other amounts required by the Mortgage Loan documents before the lender either (i) disburses excess cash to the related borrower or (ii) retains excess cash as additional collateral for the Mortgage Loan and

b.	Springing – until the occurrence of an event of default or one or more specified trigger events under the Mortgage Loan documents, funds in the lockbox are swept to an account controlled by the related borrower on a daily basis. Upon the occurrence of an event of default or one or more specified trigger events under the Mortgage Loan documents, funds in the lockbox are required to be forwarded to a cash management account controlled by the lender and such funds are disbursed according to the Mortgage Loan documents to pay debt service, reserves and other amounts required by the Mortgage Loan documents.

19.	For the purpose of comparing the “Prepayment Provisions (# of payments)” characteristic for each Pari Passu Mortgage Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to assume that the entire “Loan” (as defined in the applicable Source Document) has been securitized.

20.	For the purpose of comparing the “Lockout Expiration Date” characteristic for each Mortgage Loan on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to:

a.	Use the day prior to the first “Payment Date” which occurs during the open period for Mortgage Loans that allow only for defeasance,

b.	Use the day prior to the first “Payment Date” which occurs during the yield maintenance period or prepayment penalty period for Mortgage Loans that allow for defeasance and also permit the Mortgage Loan to be prepaid with yield maintenance or a prepayment penalty or

c.	Use “NAP” for Mortgage Loans that do not have a lockout period prior to a yield maintenance period,

even if the provisions of the applicable Source Documents do not require the payment of interest to the next “Payment Date” when the prepayment occurs on a date other than a monthly “Payment Date.”

Exhibit 2 to Attachment A

Notes: (continued)

21.	For the purpose of comparing the:

a.	Existing Additional Debt (Yes/No) and

b.	Existing Additional Debt Description

characteristics, either:

i.	The loan agreement, loan modification agreement and/or mortgage/deed of trust Source Documents describe the existence of any additional debt or

ii.	The Mortgage Loan Sellers, on behalf of the Depositor, provided us with certain mezzanine or subordinate loan agreements, B-notes, intercreditor agreements, co-lender agreements and/or other secondary financing documents, if applicable (collectively, the “Secondary Financing Documents”) or, in the case of the Hilton Hawaiian Village Waikiki Beach Resort Mortgage Loan, the related Client Provided Schedule, that describe the existence of any additional debt.

It is possible that other documents not provided to us would indicate additional existing secondary financing. Other than the information indicated in the loan agreement, loan modification agreement and/or mortgage/deed of trust Source Documents, Secondary Financing Documents or Client Provided Schedule provided to us by the Mortgage Loan Sellers, on behalf of the Depositor, we could not determine whether there is other existing secondary financing.

For the purpose of comparing the:

a.	Existing Additional Debt (Yes/No) and

b.	Existing Additional Debt Description

characteristics for each Pari Passu Mortgage Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to include the related Companion Loan(s) and, in the case of the 10 Hudson Yards Mortgage Loan, Hilton Hawaiian Village Waikiki Beach Resort Mortgage Loan and 667 Madison Avenue Mortgage Loan, the Mortgage Loan Sellers instructed us to include the 10 Hudson Yards Subordinate Secured Companion Loan, Hilton Hawaiian Village Waikiki Beach Resort Subordinate Secured Companion Loan and 667 Madison Avenue Subordinate Secured Companion Loan, respectively, as “additional debt.”

22.	For each Mortgage Loan that the Mortgage Loan Sellers, on behalf of the Depositor, indicated was included in a previous securitization (the “Previously Securitized Loans”), the Mortgage Loan Sellers, on behalf of the Depositor, provided a previous securitization history Bloomberg screenshot (“Bloomberg Screenshot”) or a Trepp mortgage loan transaction summary screenshot (“Trepp Screenshot”). We performed no procedures to determine if any Mortgage Loan for which we were not provided Bloomberg Screenshot or Trepp Screenshot Source Documents relating to the previous securitization history for such Mortgage Loan was included in a previous securitization.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions, methodologies and exceptions provided by the Mortgage Loan Sellers, on behalf of the Depositor, that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Property Name

Mortgage Loan Originator

Mortgage Loan Seller

Property Flag

# of Properties

Appraisal Value As Is / Stabilized

Reserve Adjusted Loan Amount

Unadjusted LTV at Cut-off

Unadjusted U/W NOI Debt Yield

Unadjusted U/W NCF Debt Yield

Loan Purpose

Crossed With Other Loans

Owner Occupancy > 5%

Confirm Required Repairs are Escrowed at 125% (Yes/No)

Controlling Note (Yes/No)

Master Servicing Fee Rate

Primary Servicer Fee Rate Trustee/Administrator Fee Rate CREFC Fee Operating Advisor Fee Rate Sub Servicer Fee Rate Sub Serviced (Y/N) Sub Servicer Name

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.